Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,462)	$ (18,236)	$ (35,504)	$ (26,758)	$ (26,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,285	1,633	4,226	1,756	610
Stock-based compensation	8,001	3,567	8,877	3,978	2,157
Provision for doubtful accounts	847	368	705	261	213
Tax benefit related to acquisition		(108)	(108)
Tax benefit related to stock-based compensation	12
Write-off of internal-use software	146	87	113	0	0
Changes in operating assets and liabilities:
Accounts receivable	(4,733)	(4,969)	(10,506)	(4,300)	(3,239)
Prepaid expenses and other current assets	(10,212)	(1,815)	(2,128)	(2,857)	(491)
Other long-term assets	(108)	(86)	(162)	283	(374)
Accounts payable	4,648	(78)	658	1,227	(1,401)
Accrued expenses and other current liabilities	8,823	6,660	13,202	7,332	5,405
Deferred revenue	2,561	1,040	1,974	1,632	1,014
Other long-term liabilities	9,305	(119)	(109)	86	338
Net cash provided by (used in) operating activities	5,113	(12,056)	(18,762)	(17,360)	(22,622)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in restricted cash	(7,439)			(170)
Proceeds from sale of investments					3,000
Capitalized software development costs	(5,390)	(3,775)	(8,409)	(3,604)	(2,291)
Purchases of property and equipment	(1,945)	(686)	(1,715)	(1,039)	(1,161)
Purchases of intangible assets	(310)	(113)	(494)	(527)
Acquisition, net of cash acquired		(1,761)	(1,761)
Net cash used in investing activities	(15,084)	(6,335)	(12,379)	(5,340)	(452)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering net of underwriting discounts	160,426
Payments of costs related to initial public offering	(2,099)		(694)
Net proceeds from issuance of convertible preferred stock		105,869	125,448		69,930
Proceeds from exercises of vested options	3,569	1,664	3,128	590	337
Proceeds from exercises of nonvested options	707	66	277	26	414
Value of equity awards withheld for tax liabilities	(79)
Repurchases of common and preferred stock	(2)	(14)	(20,810)	(4)	(5,069)
Net cash provided by financing activities	162,522	107,585	107,349	612	65,612
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	152,551	89,194	76,208	(22,088)	42,538
CASH AND CASH EQUIVALENTS-Beginning of period	108,835	32,627	32,627	54,715	12,177
CASH AND CASH EQUIVALENTS-End of period	261,386	121,821	108,835	32,627	54,715
Cash paid for income taxes	96	15	46	13	1
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property, equipment and intangible assets, accrued but not paid	2,049	50	97	25	158
Stock-based compensation capitalized in software development costs	688	372	979	293	143
Vesting of early exercised options	177	121	201	$ 191	$ 166
Series E convertible preferred stock issuance costs acquired but not paid		400
Series T convertible preferred stock issued as part of purchase price in the Authy acquisition		$ 3,087	3,087
Costs related to initial public offering, accrued but not paid	$ 1,930		$ 1,265